Columbia Oregon Intermediate Municipal Bond Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.9%
Port of Portland(a)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,918,233
Port of Portland Airport(a)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2036	5.000%	650,000	676,642
07/01/2044	5.000%	1,250,000	1,274,403
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,228,998
Series 2024-30
07/01/2042	5.250%	4,000,000	4,346,450
Total			14,444,726
Charter Schools 0.3%
Oregon State Facilities Authority(b)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2035	4.625%	270,000	275,497
06/15/2045	5.500%	475,000	483,239
Total			758,736
Higher Education 1.6%
City of Forest Grove
Refunding Revenue Bonds
Pacific University
Series 2022
05/01/2037	4.000%	635,000	601,929
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	508,410
Oregon State University
Refunding Revenue Bonds
Series 2025C
04/01/2045	5.000%	1,620,000	1,754,183
University of Oregon
Refunding Revenue Bonds
Series 2026A
04/01/2045	5.000%	1,750,000	1,901,179
Total			4,765,701
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 12.1%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	266,368
09/01/2030	5.000%	830,000	833,733
09/01/2031	5.000%	500,000	502,021
09/01/2032	5.000%	270,000	271,030
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,282,580
08/15/2037	5.000%	2,900,000	3,049,792
08/15/2039	4.000%	1,100,000	1,069,033
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,521,808
Series 2019A
07/01/2032	5.000%	5,175,000	5,512,540
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,341,568
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,072,554
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,602,096
06/01/2034	5.000%	3,185,000	3,188,991
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,001,146
05/15/2030	5.000%	1,000,000	1,001,085
05/15/2031	5.000%	1,025,000	1,026,037
05/15/2041	4.000%	2,500,000	2,439,562
Series 2019
05/15/2037	5.000%	2,305,000	2,402,115
Total			35,384,059

Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 28.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(c)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	518,298
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,603,406
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	540,238
City of Bend
Limited General Obligation Bonds
Series 2024
06/01/2041	5.000%	1,765,000	1,956,374
06/01/2043	5.000%	1,580,000	1,730,815
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2027	5.000%	1,715,000	1,716,932
City of Redmond(a)
Limited General Obligation Bonds
Airport Expansion Projects
Series 2025
06/01/2043	5.250%	1,000,000	1,077,264
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,753,802
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,026,220
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	620,046
Clackamas & Washington Counties School District No. 3
Limited General Obligation Bonds
Series 2026B
06/15/2044	5.000%	3,805,000	4,171,948
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	289,032
06/15/2029	5.000%	435,000	466,895
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas Community College District(c)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	774,382
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,577,521
Clackamas County School District No. 35 Molalla River
Unlimited General Obligation Bonds
Series 2024B
06/15/2041	5.000%	800,000	883,290
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,741,846
Clatsop County School District No. 30 Warrenton-Hammond(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	696,652
Columbia County School District No. 502(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	225,260
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	521,831
06/15/2035	5.000%	1,000,000	1,041,782
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,551,424
Series 2020
06/15/2029	5.000%	550,000	589,642
Jackson County School District No. 4(d)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	751,392
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,168,083
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,168,653
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane County School District No. 1 Pleasant Hill(d)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,606,050
Lane County School District No. 19 Springfield(d)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	3,016,850
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2028	0.000%	1,480,000	1,398,922
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,645,105
Lincoln County School District(d)
Unlimited General Obligation Bonds
Series 2025
06/15/2036	0.000%	800,000	892,672
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,024,808
06/15/2035	5.000%	2,480,000	2,529,961
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,047,264
06/15/2033	5.000%	240,000	250,921
Metro
Unlimited General Obligation Bonds
Series 2025
06/01/2038	5.000%	3,000,000	3,428,363
Mount Hood Community College District
Unlimited General Obligation Bonds
Series 2025
06/15/2034	5.000%	3,000,000	3,440,450
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	3,004,663
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,071,803
Oregon City School District No. 62
Unlimited General Obligation Bonds
Series 2025B
06/15/2043	5.000%	1,000,000	1,098,470
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Coast Community College District
Unlimited General Obligation Bonds
Series 2024
06/15/2041	5.000%	400,000	441,348
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,003,011
Series 2023
06/15/2038	5.000%	1,000,000	1,109,780
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,104,755
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,012,606
Series 2020B
06/15/2033	5.000%	1,450,000	1,574,171
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Bonds
Series 2025
06/15/2040	5.000%	2,210,000	2,481,592
Washington & Multnomah Counties School District No. 48J Beaverton(d)
Unlimited General Obligation Bonds
Series 2025A
06/15/2038	0.000%	2,435,000	1,483,530
Washington Clackamas & Yamhill Counties School District No. 88J(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,247,140
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,607,704
Total			83,684,967
Multi-Family 3.1%
Oregon State Facilities Authority(b)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2036	5.000%	1,000,000	967,606
State of Oregon Housing & Community Services Department(e)
Revenue Bonds
Gresham Civic Station Apartments Project
Series 2025 (Mandatory Put 07/01/28)
07/01/2044	3.125%	1,000,000	1,001,890

Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Verde Pines Project
Series 2025O (Mandatory Put 02/01/28)
12/01/2059	3.100%	1,875,000	1,876,292
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	5,000,000	5,105,486
Total			8,951,274
Municipal Power 3.7%
Central Lincoln People’s Utility District
Refunding Revenue Bonds
Series 2025
12/01/2043	5.000%	700,000	765,935
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2024
08/01/2040	5.000%	525,000	583,749
08/01/2041	5.000%	500,000	552,325
08/01/2042	5.000%	650,000	715,493
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	545,188
08/01/2030	5.000%	420,000	431,678
08/01/2031	5.000%	450,000	462,063
08/01/2032	5.000%	250,000	256,484
Emerald Peoples Utility District
Revenue Bonds
Series 2025
06/01/2042	5.000%	3,245,000	3,575,029
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,472,411
12/01/2036	5.000%	1,545,000	1,558,203
Total			10,918,558
Other Bond Issue 0.4%
Oregon State Facilities Authority
Revenue Bonds
Southern Oregon Goodwill Project
Series 2025
12/01/2040	5.000%	420,000	433,533
Warm Springs Reservation Confederated Tribe(b),(f)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	615,329
Total			1,048,862
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	810,000	810,949
01/01/2029	5.000%	1,070,000	1,071,462
Total			1,882,411
Ports 0.9%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,232,298
12/01/2035	4.000%	1,290,000	1,264,072
Total			2,496,370
Refunded / Escrowed 3.6%
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	253,817
Puerto Rico Public Finance Corp.(f)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,037,250
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,004,394
09/01/2032	4.000%	1,250,000	1,255,493
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,607,255
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	567,539
09/01/2035	5.000%	800,000	825,511
Total			10,551,259
Retirement Communities 1.5%
Albany Hospital Facility Authority
Revenue Bonds
Mennonite Village Project
Series 2026
05/15/2045	5.250%	1,000,000	1,040,870
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	220,936
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	326,640
12/01/2036	5.000%	900,000	902,333
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	763,328
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	561,292
05/15/2038	5.000%	500,000	506,620
Total			4,322,019
Single Family 3.1%
State of Oregon Housing & Community Services Department
Refunding Revenue Bonds
Single-Family Mortgage Program
Series 2024
01/01/2036	4.050%	995,000	1,011,476
07/01/2036	4.050%	1,240,000	1,258,284
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,483,680
Series 2020A
07/01/2028	1.700%	1,040,000	995,622
01/01/2029	1.750%	1,010,000	955,922
Series 2020C
07/01/2035	2.000%	2,000,000	1,723,646
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	980,518
01/01/2029	1.200%	250,000	233,164
01/01/2030	1.450%	375,000	348,829
Total			8,991,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 11.0%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	445,800
06/15/2031	5.000%	725,000	742,352
06/15/2032	5.000%	780,000	798,059
Oregon State Lottery
Refunding Revenue Bonds
Series 2025A
04/01/2034	5.000%	1,000,000	1,149,426
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,814,657
Series 2022A
04/01/2035	5.000%	2,250,000	2,493,094
Series 2023A
04/01/2039	5.000%	2,000,000	2,199,097
04/01/2040	5.000%	1,145,000	1,250,872
Series 2024A
04/01/2041	5.000%	2,000,000	2,194,752
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	1,000,000	1,012,794
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,134,769
11/15/2038	5.000%	1,020,000	1,082,938
Revenue Bonds
Highway User Tax
Subordinated Series 2026A
11/15/2043	5.000%	1,000,000	1,101,409
Series 2022A
11/15/2040	5.000%	2,000,000	2,188,036
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,226,983
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,205,678
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,589,192
09/01/2038	5.000%	1,000,000	1,056,736
09/01/2039	4.000%	1,460,000	1,479,509
Total			32,166,153

Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 5.8%
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,270,660
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	509,821
12/01/2031	2.000%	450,000	406,501
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2023
05/01/2040	5.000%	2,000,000	2,197,933
Series 2019
06/01/2038	5.000%	3,000,000	3,162,910
Series 2019G
08/01/2033	5.000%	1,320,000	1,413,156
Series 2023G
08/01/2041	5.000%	2,320,000	2,540,043
Series 2025K
11/01/2037	5.000%	950,000	1,090,770
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	754,198
Series 2016A
08/01/2031	3.500%	500,000	499,275
08/01/2032	3.500%	500,000	497,887
Unlimited General Obligation Refunding Bonds
Series 2025
05/01/2034	5.000%	500,000	576,724
08/01/2034	5.000%	850,000	982,500
Total			16,902,378
Transportation 3.7%
State of Oregon Department of Transportation
Revenue Bonds
Second Lien - GARVEE Program (The)
Series 2024
05/15/2038	5.000%	1,000,000	1,115,139
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,245,448
10/01/2027	5.000%	1,485,000	1,530,984
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,037,832
Total			10,929,403
Water & Sewer 12.4%
City of Beaverton
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,168,593
Series 2024
04/01/2040	5.000%	2,070,000	2,302,140
City of Bend
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,473,084
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	501,212
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	209,118
08/01/2041	5.000%	525,000	577,617
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,180,582
12/01/2042	5.000%	5,000,000	5,421,509
12/01/2043	5.000%	1,085,000	1,169,396
Subordinated Series 2025A
10/01/2039	5.000%	2,000,000	2,239,556
10/01/2041	5.000%	1,250,000	1,388,318
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,376,981
Second Lien
Subordinated Series 2024A
05/01/2038	5.000%	1,500,000	1,675,659
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2027	4.000%	270,000	273,058
City of Tigard Water
Refunding Revenue Bonds
Series 2025 (BAM)
08/01/2043	5.000%	1,000,000	1,095,513
Columbia Oregon Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Water Commission
Revenue Bonds
Series 2024
07/15/2031	5.000%	1,120,000	1,241,028
07/15/2032	5.000%	1,650,000	1,852,692
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,811,388
Series 2024
06/01/2042	5.000%	1,000,000	1,098,682
Total			36,056,126
Total Municipal Bonds (Cost $286,316,199)			284,254,143

Money Market Funds 1.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(g)	4,665,097	4,665,564
Total Money Market Funds (Cost $4,665,097)		4,665,564
Total Investments in Securities (Cost: $290,981,296)		288,919,707
Other Assets & Liabilities, Net		2,946,074
Net Assets		291,865,781
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $2,341,671, which represents 0.80% of total net assets.

(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(d)	Zero coupon bond.
(e)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2026, the total value of these securities amounted to $5,652,579, which represents 1.94% of total net assets.

(g)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Oregon Intermediate Municipal Bond Fund  | 2026

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3QT207_(06/26)